Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about amounts receivable [Table Text Block]
	December 31, 2023	December 31, 2022
Trade receivables (note 21(b))	$19,080	$18,285
Current taxes recoverable - Brazil	5,348	2,156
Current taxes recoverable - Other	1,142	506
Other receivables	28	28
Total	$25,598	$20,975